SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.4%
Australia - 0.4%
BHP Group PLC (Cost $2,959,754)	138,846	$2,525,057
Austria - 0.3%
ANDRITZ AG	4,692	165,337
Erste Group Bank AG*	19,742	676,274
OMV AG	9,795	409,279
Raiffeisen Bank International AG	10,218	210,657
Verbund AG	4,186	198,154
voestalpine AG	7,742	169,056
(Cost $2,207,026)		1,828,757
Belgium - 1.4%
Ageas	11,800	545,555
Anheuser-Busch InBev SA/NV	50,271	2,815,346
Colruyt SA	3,767	173,912
Galapagos NV*	2,925	604,802
Groupe Bruxelles Lambert SA	5,571	503,571
KBC Group NV	16,501	1,093,341
Proximus SADP	9,815	242,277
Solvay SA	4,952	448,712
Telenet Group Holding NV	3,336	127,129
UCB SA	8,323	767,764
Umicore SA	13,163	548,847
(Cost $11,727,592)		7,871,256
Chile - 0.0%
Antofagasta PLC (Cost $283,650)	25,611	246,935
Denmark - 3.1%
A.P. Moller - Maersk A/S, Class A	252	238,064
A.P. Moller - Maersk A/S, Class B	449	449,043
Carlsberg A/S, Class B	7,174	940,658
Chr Hansen Holding A/S	6,982	496,007
Coloplast A/S, Class B	7,792	1,041,489
Danske Bank A/S	41,722	644,996
Demant A/S*	7,451	227,294
DSV PANALPINA A/S	14,146	1,424,766
Genmab A/S*	4,375	983,662
H Lundbeck A/S	4,946	170,240
ISS A/S	10,828	193,547
Novo Nordisk A/S, Class B	117,183	6,851,623
Novozymes A/S, Class B	14,495	734,669
Orsted A/S, 144A	12,669	1,301,458
Pandora A/S	6,930	310,907
Tryg A/S	7,661	211,858
Vestas Wind Systems A/S	12,209	1,171,239
(Cost $17,754,239)		17,391,520
Finland - 1.8%
Elisa OYJ	9,588	549,768
Fortum OYJ	28,876	614,601
Kone OYJ, Class B(a)	22,428	1,262,729
Metso OYJ	7,087	228,608
Neste OYJ	28,230	1,111,327
Nokia OYJ	376,353	1,431,311
Nokian Renkaat OYJ	8,198	213,403
Nordea Bank Abp	214,917	1,692,614
Orion OYJ, Class B	6,956	276,063
Sampo OYJ, Class A	29,967	1,220,067
Stora Enso OYJ, Class R	38,444	454,535
UPM-Kymmene OYJ	35,047	1,072,878
Wartsila OYJ Abp	28,840	299,404
(Cost $12,658,395)		10,427,308
France - 17.1%
Accor SA	12,058	434,884
Aeroports de Paris	1,937	286,111
Air Liquide SA	31,247	4,239,452
Airbus SE	38,670	4,614,762
Alstom SA	12,919	634,513
Amundi SA, 144A	3,993	284,982
Arkema SA	4,785	449,321
Atos SE	6,375	473,636
AXA SA	127,467	2,948,729
BioMerieux	2,647	243,562
BNP Paribas SA	74,309	3,591,834
Bollore SA	58,017	198,805
Bouygues SA	14,695	575,576
Bureau Veritas SA	18,996	462,403
Capgemini SE	10,604	1,161,498
Carrefour SA	39,061	674,634
Casino Guichard Perrachon SA(a)	3,764	146,224
Cie de Saint-Gobain	31,962	1,114,989
Cie Generale des Etablissements Michelin SCA	11,407	1,211,927
CNP Assurances	11,530	180,109
Covivio REIT	3,199	339,028
Credit Agricole SA	75,529	901,341
Danone SA(a)	40,644	2,859,050
Dassault Aviation SA	169	175,187
Dassault Systemes SE	8,854	1,387,961
Edenred	16,098	838,276
Eiffage SA	5,165	549,777
Electricite de France SA	39,864	554,059
Engie SA	121,244	2,011,725
EssilorLuxottica SA	18,841	2,560,422
Eurazeo SE	2,638	176,481
Eutelsat Communications SA	11,937	161,297
Faurecia SE	4,967	224,158
Gecina SA REIT	2,960	525,118
Getlink SE	30,115	484,719
Hermes International	2,157	1,500,169
ICADE REIT	2,171	216,300
Iliad SA(a)	931	129,808

France (Continued)
Ingenico Group SA	4,139	584,635
Ipsen SA	2,558	165,481
JCDecaux SA	4,518	103,743
Kering SA	4,996	2,789,656
Klepierre SA REIT(a)	13,275	395,976
Legrand SA	17,987	1,370,513
L'Oreal SA	16,609	4,418,857
LVMH Moet Hennessy Louis Vuitton SE	18,399	7,532,549
Natixis SA	63,894	258,655
Orange SA	131,047	1,763,519
Pernod Ricard SA	13,963	2,256,676
Peugeot SA	39,438	762,125
Publicis Groupe SA	14,190	547,964
Remy Cointreau SA	1,440	145,059
Renault SA	12,657	370,207
Safran SA	21,608	2,960,301
Sanofi	74,734	6,924,444
Sartorius Stedim Biotech	1,865	353,507
Schneider Electric SE	36,722	3,668,803
SCOR SE	10,702	383,970
SEB SA	1,589	209,098
Societe Generale SA	53,181	1,502,368
Sodexo SA(a)	5,794	554,814
Suez	22,621	356,607
Teleperformance	3,875	940,262
Thales SA	7,115	713,198
TOTAL SA	158,899	6,732,488
Ubisoft Entertainment SA*	5,460	406,138
Unibail-Rodamco-Westfield REIT	9,199	1,106,921
Valeo SA	16,178	406,844
Veolia Environnement SA	35,842	1,025,993
Vinci SA	34,175	3,432,448
Vivendi SA	55,918	1,421,040
Wendel SA	1,774	216,796
Worldline SA, 144A*	8,496	645,755
(Cost $103,684,440)		96,950,237
Germany - 12.3%
adidas AG	11,850	3,277,647
Allianz SE	27,730	5,963,322
BASF SE	60,703	3,557,055
Bayer AG	65,287	4,699,919
Bayerische Motoren Werke AG	21,616	1,406,246
Beiersdorf AG	6,592	690,610
Brenntag AG	10,047	448,203
Carl Zeiss Meditec AG	2,592	271,121
Commerzbank AG	68,188	392,264
Continental AG	7,111	797,736
Covestro AG, 144A	11,423	434,933
Daimler AG	59,914	2,482,973
Delivery Hero SE, 144A*	7,398	555,358
Deutsche Bank AG(b)	131,945	1,147,661
Deutsche Boerse AG	12,641	1,982,313
Deutsche Lufthansa AG	15,230	196,546
Deutsche Post AG	65,007	1,946,253
Deutsche Telekom AG	219,335	3,572,943
Deutsche Wohnen SE	23,292	937,504
E.ON SE	148,606	1,711,079
Evonik Industries AG	13,716	339,327
Fraport AG Frankfurt Airport Services Worldwide	2,590	162,805
Fresenius Medical Care AG & Co. KGaA	14,111	1,079,856
Fresenius SE & Co. KGaA	28,032	1,312,572
GEA Group AG	10,343	273,351
Hannover Rueck SE	3,873	688,371
HeidelbergCement AG	9,797	582,301
Henkel AG & Co. KGaA	6,958	590,307
HOCHTIEF AG	1,774	174,200
Infineon Technologies AG	82,332	1,708,195
KION Group AG	4,567	243,012
Knorr-Bremse AG	3,190	323,952
LANXESS AG	5,414	282,762
Merck KGaA	8,594	1,034,595
METRO AG	12,338	142,811
MTU Aero Engines AG	3,435	836,910
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,404	2,395,023
Puma SE	5,390	411,760
RWE AG	39,259	1,350,474
SAP SE	65,108	8,018,485
Siemens AG	50,682	5,214,577
Siemens Healthineers AG, 144A	9,706	392,756
Symrise AG	8,315	809,067
Telefonica Deutschland Holding AG	59,167	154,214
thyssenkrupp AG*	26,694	256,438
TUI AG	28,537	219,532
Uniper SE	13,817	407,873
United Internet AG	7,249	216,148
Volkswagen AG	2,185	367,368
Vonovia SE	34,129	1,830,335
Wirecard AG	7,857	997,046
Zalando SE, 144A*	8,589	374,817
(Cost $87,371,214)		69,662,926
Ireland - 1.4%
AerCap Holdings NV*	8,597	447,732
AIB Group PLC	54,256	125,662
Bank of Ireland Group PLC	61,501	227,852
CRH PLC	52,667	1,771,579
DCC PLC	6,577	466,497
Experian PLC	59,899	1,989,876
Flutter Entertainment PLC	5,228	553,944
Kerry Group PLC, Class A	10,604	1,346,223
Kingspan Group PLC	10,195	642,085

Ireland (Continued)
Smurfit Kappa Group PLC	14,596	486,943
(Cost $8,265,759)		8,058,393
Isle of Man - 0.1%
GVC Holdings PLC (Cost $505,092)	38,456	389,323
Italy - 3.3%
Assicurazioni Generali SpA	73,622	1,321,532
Atlantia SpA	32,805	702,029
Davide Campari-Milano SpA	40,253	335,057
Enel SpA	534,457	4,469,945
Eni SpA	166,938	2,056,322
Ferrari NV	8,060	1,259,489
FinecoBank Banca Fineco SpA	42,390	444,285
Intesa Sanpaolo SpA	980,122	2,378,790
Leonardo SpA	26,225	267,450
Mediobanca Banca di Credito Finanziario SpA	40,308	364,439
Moncler SpA	11,840	460,353
Pirelli & C SpA, 144A	24,332	114,241
Poste Italiane SpA, 144A	35,216	373,761
Prysmian SpA	16,215	382,714
Recordati SpA	7,232	308,812
Snam SpA	137,633	679,324
Telecom Italia SpA*	603,112	332,969
Telecom Italia SpA-RSP	398,501	221,634
Terna Rete Elettrica Nazionale SpA	93,088	615,559
UniCredit SpA	134,456	1,712,617
(Cost $21,487,772)		18,801,322
Luxembourg - 0.5%
ArcelorMittal SA	44,411	629,317
Aroundtown SA	80,801	698,260
Eurofins Scientific SE(a)	788	395,636
Millicom International Cellular SA SDR	6,891	315,961
SES SA	23,822	272,976
Tenaris SA	31,198	281,315
(Cost $3,975,528)		2,593,465
Netherlands - 7.3%
ABN AMRO Bank NV, 144A	27,911	383,306
Adyen NV, 144A*	705	620,449
Aegon NV	124,005	420,406
Akzo Nobel NV	13,586	1,082,125
Altice Europe NV*	44,670	238,825
ASML Holding NV	28,185	7,719,591
EXOR NV	7,348	519,806
Heineken Holding NV	7,626	671,814
Heineken NV	17,318	1,724,845
ING Groep NV	259,671	2,467,889
Just Eat Takeaway, 144A*	7,614	666,554
Koninklijke Ahold Delhaize NV	73,590	1,720,657
Koninklijke DSM NV	12,203	1,370,725
Koninklijke KPN NV	234,592	570,010
Koninklijke Philips NV	59,611	2,548,069
Koninklijke Vopak NV	4,570	217,694
NN Group NV	20,496	697,803
NXP Semiconductors NV	18,652	2,120,546
Prosus NV*	32,486	2,283,392
QIAGEN NV*	14,998	549,694
Randstad NV	7,806	402,520
Royal Dutch Shell PLC, Class A	277,883	5,919,367
Royal Dutch Shell PLC, Class B	248,300	5,296,204
Wolters Kluwer NV	18,658	1,366,026
(Cost $46,676,817)		41,578,317
Norway - 0.9%
Aker BP ASA	6,879	162,095
DNB ASA	63,141	1,046,254
Equinor ASA	67,503	1,013,424
Gjensidige Forsikring ASA	13,223	265,627
Mowi ASA	29,451	619,634
Norsk Hydro ASA	88,938	252,016
Orkla ASA	51,473	433,405
Schibsted ASA, Class B	6,712	161,085
Telenor ASA	47,905	765,533
Yara International ASA	11,780	426,952
(Cost $6,268,493)		5,146,025
Portugal - 0.3%
EDP - Energias de Portugal SA	172,189	802,172
Galp Energia SGPS SA	33,079	451,722
Jeronimo Martins SGPS SA	16,001	280,951
(Cost $1,457,815)		1,534,845
Russia - 0.0%
Evraz PLC (Cost $250,044)	33,430	139,860
Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	17,342	514,035
Aena SME SA, 144A	4,496	719,687
Amadeus IT Group SA	28,801	2,018,974
Banco Bilbao Vizcaya Argentaria SA	446,987	2,138,865
Banco de Sabadell SA	377,669	329,873
Banco Santander SA	1,103,477	4,052,897
Bankia SA	81,542	128,726
Bankinter SA	43,864	258,582
CaixaBank SA	234,608	601,129
Cellnex Telecom SA, 144A*	16,214	785,249
Enagas SA	14,988	387,176
Endesa SA	20,999	538,514
Ferrovial SA	32,239	921,076
Grifols SA	19,563	626,301
Iberdrola SA	409,674	4,667,320
Industria de Diseno Textil SA	72,778	2,260,057
Mapfre SA	67,945	151,891
Naturgy Energy Group SA	19,793	459,516
Red Electrica Corp. SA	28,643	548,457
Repsol SA	95,163	1,064,209
Siemens Gamesa Renewable Energy SA	15,799	253,335

Spain (Continued)
Telefonica SA	307,467	1,819,335
(Cost $35,286,370)		25,245,204
Sweden - 4.0%
Alfa Laval AB	20,773	467,154
Assa Abloy AB, Class B	67,088	1,500,332
Atlas Copco AB, Class A	44,078	1,555,449
Atlas Copco AB, Class B	25,821	794,835
Boliden AB	17,597	363,318
Electrolux AB, Series B	14,998	303,492
Epiroc AB, Class A	43,519	500,661
Epiroc AB, Class B	25,831	288,300
Essity AB, Class B	40,688	1,217,759
Hennes & Mauritz AB, Class B(a)	54,467	982,626
Hexagon AB, Class B	17,170	915,914
Husqvarna AB, Class B	27,574	184,279
ICA Gruppen AB(a)	5,965	223,346
Industrivarden AB, Class C	10,991	247,400
Investor AB, Class B	30,645	1,522,149
Kinnevik AB, Class B	16,608	336,158
L E Lundbergforetagen AB, Class B	4,993	206,280
Lundin Petroleum AB	12,358	346,202
Sandvik AB	75,149	1,238,752
Securitas AB, Class B	19,993	271,307
Skandinaviska Enskilda Banken AB, Class A	109,570	1,042,639
Skanska AB, Class B	22,222	483,089
SKF AB, Class B	24,604	430,151
Svenska Handelsbanken AB, Class A	102,613	1,030,257
Swedbank AB, Class A	60,254	907,633
Swedish Match AB	11,663	679,194
Tele2 AB, Class B	33,042	479,502
Telefonaktiebolaget LM Ericsson, Class B	205,478	1,639,659
Telia Co. AB	184,111	726,722
Volvo AB, Class B	99,469	1,540,269
(Cost $25,074,342)		22,424,828
Switzerland - 15.7%
ABB Ltd.	121,436	2,619,282
Adecco Group AG	10,486	558,427
Alcon, Inc.*	27,892	1,704,511
Baloise Holding AG	3,236	519,544
Barry Callebaut AG	193	396,682
Chocoladefabriken Lindt & Spruengli AG	7	607,276
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	73	569,745
Cie Financiere Richemont SA	34,250	2,321,673
Clariant AG*	12,818	269,433
Coca-Cola HBC AG*	13,279	421,215
Credit Suisse Group AG*	170,526	1,910,641
Dufry AG*	2,866	208,593
EMS-Chemie Holding AG	579	338,170
Geberit AG	2,472	1,227,289
Givaudan SA	615	1,916,138
Glencore PLC*	713,862	1,768,868
Julius Baer Group Ltd.*	14,782	616,070
Kuehne + Nagel International AG	3,549	517,011
LafargeHolcim Ltd.*	32,414	1,502,104
Lonza Group AG*	4,972	1,970,660
Nestle SA	197,099	20,194,067
Novartis AG	142,279	11,981,933
Pargesa Holding SA	2,590	189,391
Partners Group Holding AG	1,240	1,068,035
Roche Holding AG	46,495	14,924,856
Schindler Holding AG	1,374	295,080
Schindler Holding AG Participation Certificates	2,637	586,273
SGS SA	404	1,004,138
Sika AG	8,554	1,519,647
Sonova Holding AG	3,804	906,052
STMicroelectronics NV	45,824	1,234,839
Straumann Holding AG	652	608,885
Swatch Group AG - Bearer	1,947	447,802
Swatch Group AG - Registered	3,740	160,097
Swiss Life Holding AG	2,170	986,486
Swiss Prime Site AG	4,978	598,516
Swiss Re AG	19,400	1,842,678
Swisscom AG	1,728	919,881
Temenos AG*	4,292	610,569
UBS Group AG*	252,452	2,773,623
Vifor Pharma AG	3,041	506,518
Zurich Insurance Group AG	9,920	3,813,565
(Cost $88,120,585)		89,136,263
United Arab Emirates(c) - 0.0%
NMC Health PLC(d) (Cost $293,106)	6,475	77,905
United Kingdom - 21.9%
3i Group PLC	64,294	830,941
Admiral Group PLC	12,659	342,793
Anglo American PLC	68,126	1,565,098
Ashtead Group PLC	30,577	936,591
Associated British Foods PLC	23,167	669,816
AstraZeneca PLC	86,953	7,574,417
Auto Trader Group PLC, 144A	62,801	418,384
AVEVA Group PLC	4,162	234,157
Aviva PLC	261,814	1,177,583
BAE Systems PLC	214,298	1,671,654
Barclays PLC(a)	1,129,865	2,154,733
Barratt Developments PLC	67,099	651,427
Berkeley Group Holdings PLC	8,185	498,904
BP PLC	1,350,894	6,861,515
British American Tobacco PLC	152,180	5,975,479
British Land Co. PLC REIT	62,345	400,478
BT Group PLC	564,526	1,025,056
Bunzl PLC	22,627	542,510
Burberry Group PLC	26,407	558,314

United Kingdom (Continued)
Centrica PLC	376,684	348,315
CNH Industrial NV	67,097	618,499
Coca-Cola European Partners PLC	15,416	785,599
Compass Group PLC	104,305	2,287,533
Croda International PLC	8,539	498,585
Diageo PLC	156,034	5,532,635
Direct Line Insurance Group PLC	91,043	358,364
easyJet PLC	10,973	154,830
Ferguson PLC	15,214	1,314,748
Fiat Chrysler Automobiles NV	71,899	892,310
G4S PLC	105,562	231,645
GlaxoSmithKline PLC	330,258	6,614,988
Halma PLC	25,020	618,812
Hargreaves Lansdown PLC	22,552	444,280
HSBC Holdings PLC(a)	1,346,764	9,046,467
Imperial Brands PLC	63,810	1,272,045
Informa PLC	83,229	728,204
InterContinental Hotels Group PLC	11,799	650,811
Intertek Group PLC	10,871	734,546
ITV PLC	239,540	357,956
J Sainsbury PLC	116,496	292,383
JD Sports Fashion PLC	29,436	278,154
Johnson Matthey PLC	12,783	411,546
Kingfisher PLC	139,558	338,812
Land Securities Group PLC REIT	45,332	485,090
Legal & General Group PLC	397,726	1,325,856
Lloyds Banking Group PLC	4,660,249	2,999,521
London Stock Exchange Group PLC	20,919	2,031,982
M&G PLC*	171,665	437,560
Marks & Spencer Group PLC	122,497	248,782
Meggitt PLC	51,435	357,435
Melrose Industries PLC	326,039	875,357
Micro Focus International PLC	22,615	214,772
Mondi PLC	32,873	658,354
National Grid PLC	228,998	2,885,599
Next PLC	9,031	704,241
Ocado Group PLC*	30,048	409,917
Pearson PLC	51,635	369,153
Persimmon PLC	21,551	784,462
Prudential PLC	171,693	2,789,127
Reckitt Benckiser Group PLC	46,659	3,422,524
RELX PLC	129,154	3,092,485
Rentokil Initial PLC	122,317	759,052
Rio Tinto PLC	75,316	3,484,118
Rolls-Royce Holdings PLC*	113,526	902,456
Royal Bank of Scotland Group PLC	324,903	744,211
RSA Insurance Group PLC	66,730	443,874
Sage Group PLC	71,839	627,995
Schroders PLC	8,707	318,612
Segro PLC REIT	72,322	761,480
Severn Trent PLC	15,701	496,230
Smith & Nephew PLC	58,706	1,308,944
Smiths Group PLC	26,224	515,442
Spirax-Sarco Engineering PLC	4,903	527,742
SSE PLC	69,698	1,366,365
St James's Place PLC	35,056	456,438
Standard Chartered PLC	182,601	1,317,170
Standard Life Aberdeen PLC	161,429	572,083
Taylor Wimpey PLC	216,776	561,994
Tesco PLC	652,765	1,912,415
Unilever NV	97,116	5,104,862
Unilever PLC	73,277	3,917,805
United Utilities Group PLC	43,653	528,466
Vodafone Group PLC	1,766,791	3,043,647
Weir Group PLC	17,119	286,546
Whitbread PLC	8,598	429,272
Wm Morrison Supermarkets PLC	156,556	343,747
WPP PLC	84,012	810,886
(Cost $158,353,847)		124,535,986
United States(c) - 0.1%
Carnival PLC (Cost $586,219)	10,984	342,925
TOTAL COMMON STOCKS (Cost $635,248,099)		546,908,657
PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	3,704	190,222
FUCHS PETROLUB SE	4,989	190,123
Henkel AG & Co. KGaA	12,039	1,112,145
Porsche Automobil Holding SE	10,176	632,238
Sartorius AG	2,312	528,333
Volkswagen AG	12,463	2,044,242
(Cost $6,139,821)		4,697,303
TOTAL PREFERRED STOCKS (Cost $6,139,821)		4,697,303
EXCHANGE TRADED FUNDS - 0.2%
iShares Currency Hedged MSCI Eurozone ETF(a)	21,688	627,217
iShares Currency Hedged MSCI United Kingdom ETF	16,266	350,671
TOTAL EXCHANGE TRADED FUNDS (Cost $1,089,252)		977,888
RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20
(Cost $9,073)	18,718	8,230

SECURITIES LENDING COLLATERAL - 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(e)(f)
(Cost $15,920,950)	15,920,950	$15,920,950
CASH EQUIVALENTS - 2.1%
DWS ESG Liquidity Fund “Capital Shares”, 1.71%(e)	637,673	637,865
DWS Government Money Market Series "Institutional Shares", 1.54%(e)	11,554,329	11,554,329
TOTAL CASH EQUIVALENTS (Cost $12,192,002)		12,192,194

TOTAL INVESTMENTS - 102.3%
(Cost $670,599,197)		$580,705,222
Other assets and liabilities, net - (2.3%)		(13,208,964)
NET ASSETS - 100.0%		$567,496,258

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG(b)
1,318,613	232,378	(763,637)		(800,762)	1,161,069	—	—	131,945	1,147,661
SECURITIES LENDING COLLATERAL — 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(e)(f)
26,160,853	—	(10,239,903	)(g)	—	—	129,377	—	15,920,950	15,920,950
CASH EQUIVALENTS — 2.1%
DWS ESG Liquidity Fund “Capital Shares”, 1.71%(e)
9,320,708	16,966	(8,701,740)		1,740	191	19,598	—	637,673	637,865
DWS Government Money Market Series "Institutional Shares", 1.54%(e)
15,462,354	272,678,194	(276,586,219)		—	—	178,802	—	11,554,329	11,554,329
52,262,528	272,927,538	(296,291,499)		(799,022)	1,161,260	327,777	—	28,244,897	29,260,805

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $14,783,852, which is 2.6% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $81.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$97,029,284	17.6%
Health Care	80,537,265	14.6
Consumer Staples	77,637,470	14.1
Industrials	75,718,738	13.7
Consumer Discretionary	54,075,077	9.8
Materials	38,292,370	7.0
Information Technology	35,823,076	6.5
Energy	31,923,163	5.8
Utilities	28,324,981	5.1
Communication Services	23,957,762	4.3
Real Estate	8,295,004	1.5
Total	$551,614,190	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
AMSTERDAM Index Futures	EUR	11	$1,403,054	$1,309,283	3/20/2020	$(93,771)
CAC40 10 EURO Futures	EUR	55	3,412,256	3,221,961	3/20/2020	(190,295)
DAX Index Futures	EUR	8	2,769,774	2,609,517	3/20/2020	(160,257)
FTSE/MIB Index Futures	EUR	6	753,401	729,468	3/20/2020	(23,933)
FTSE 100 Index Futures	GBP	58	5,125,640	4,854,902	3/20/2020	(270,738)
IBEX 35 Index Futures	EUR	7	731,344	671,788	3/20/2020	(59,556)
OMXS30 Index Futures	SEK	53	990,870	921,772	3/20/2020	(69,098)
SWISS MKT IX Futures	CHF	28	2,919,882	2,820,025	3/20/2020	(99,857)
Total unrealized depreciation						$(967,505)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(i)	Depreciation(i)
Bank of America	3/4/2020	CHF	1,500,000	USD	1,555,599	$410	$—
Bank of America	3/4/2020	CHF	2,116,000	USD	2,198,213	4,361	—
Citigroup Global Markets	3/4/2020	CHF	6,480,000	USD	6,732,202	13,788	—
JP Morgan & Chase Co.	3/4/2020	CHF	41,655,522	USD	43,276,936	88,816	—
RBC Capital Markets	3/4/2020	CHF	48,132,317	USD	50,005,524	102,314	—
Bank of America	3/4/2020	DKK	5,522,000	USD	820,414	4,450	—
Bank of America	3/4/2020	DKK	2,283,000	USD	339,195	1,845	—
Citigroup Global Markets	3/4/2020	DKK	35,513,500	USD	5,276,855	29,166	—
JP Morgan & Chase Co.	3/4/2020	DKK	45,632,942	USD	6,780,409	37,411	—
RBC Capital Markets	3/4/2020	DKK	48,661,100	USD	7,230,314	39,857	—
Bank of America	3/4/2020	EUR	700,000	USD	771,204	—	(1,760)
Bank of America	3/4/2020	EUR	3,500,000	USD	3,878,315	13,496	—
Citigroup Global Markets	3/4/2020	EUR	16,555,000	USD	18,377,954	97,361	—
JP Morgan & Chase Co.	3/4/2020	EUR	103,933,223	USD	115,380,532	613,941	—
RBC Capital Markets	3/4/2020	EUR	178,063,573	USD	197,675,851	1,052,013	—
Bank of America	3/4/2020	GBP	1,530,000	USD	2,018,318	56,396	—
Bank of America	3/4/2020	GBP	1,500,000	USD	1,950,975	27,522	—
Citigroup Global Markets	3/4/2020	GBP	15,780,054	USD	20,817,063	582,268	—
JP Morgan & Chase Co.	3/4/2020	GBP	65,440,950	USD	86,329,505	2,414,444	—
RBC Capital Markets	3/4/2020	GBP	49,487,620	USD	65,283,870	1,825,797	—
Citigroup Global Markets	3/4/2020	NOK	10,811,900	USD	1,173,075	23,892	—
JP Morgan & Chase Co.	3/4/2020	NOK	21,695,691	USD	2,353,895	47,887	—
RBC Capital Markets	3/4/2020	NOK	24,566,400	USD	2,665,365	54,233	—
Citigroup Global Markets	3/4/2020	SEK	5,614,000	USD	583,232	—	(1,109)
Citigroup Global Markets	3/4/2020	SEK	37,048,250	USD	3,849,029	—	(7,191)
JP Morgan & Chase Co.	3/4/2020	SEK	112,991,736	USD	11,738,760	—	(22,147)
RBC Capital Markets	3/4/2020	SEK	113,120,600	USD	11,752,118	—	(22,202)
Bank of America	3/4/2020	USD	3,735,730	CHF	3,616,000	13,310	—
Citigroup Global Markets	3/4/2020	USD	6,695,183	CHF	6,480,000	23,230	—
JP Morgan & Chase Co.	3/4/2020	USD	43,034,787	CHF	41,655,522	153,333	—
RBC Capital Markets	3/4/2020	USD	42,120,746	CHF	40,767,617	146,801	—
RBC Capital Markets	3/4/2020	USD	2,808,645	CHF	2,761,800	54,767	—
RBC Capital Markets	3/4/2020	USD	4,680,974	CHF	4,602,900	91,277	—
Bank of America	3/4/2020	USD	1,147,263	DKK	7,805,000	6,051	—
Citigroup Global Markets	3/4/2020	USD	5,220,564	DKK	35,513,500	27,125	—
JP Morgan & Chase Co.	3/4/2020	USD	5,775,858	DKK	39,291,342	30,068	—
JP Morgan & Chase Co.	3/4/2020	USD	916,792	DKK	6,341,600	20,281	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(i)	Depreciation(i)
RBC Capital Markets	3/4/2020	USD	550,079	DKK	3,805,000	$12,171	$—
RBC Capital Markets	3/4/2020	USD	6,593,916	DKK	44,856,100	34,292	—
Bank of America	3/4/2020	USD	4,613,490	EUR	4,200,000	24,293	—
Citigroup Global Markets	3/4/2020	USD	18,186,164	EUR	16,555,000	94,429	—
JP Morgan & Chase Co.	3/4/2020	USD	114,165,449	EUR	103,933,223	601,142	—
RBC Capital Markets	3/4/2020	USD	8,969,350	EUR	8,308,600	205,288	—
RBC Capital Markets	3/4/2020	USD	168,789,765	EUR	153,651,273	877,184	—
RBC Capital Markets	3/4/2020	USD	14,948,952	EUR	13,847,700	342,148	—
RBC Capital Markets	3/4/2020	USD	1,487,613	EUR	1,340,000	—	(7,940)
RBC Capital Markets	3/4/2020	USD	1,001,221	EUR	916,000	10,257	—
Bank of America	3/4/2020	USD	3,870,219	GBP	3,030,000	15,156	—
Citigroup Global Markets	3/4/2020	USD	20,156,652	GBP	15,780,054	78,143	—
JP Morgan & Chase Co.	3/4/2020	USD	71,284,772	GBP	55,808,950	279,156	—
JP Morgan & Chase Co.	3/4/2020	USD	7,756,409	GBP	6,020,000	—	(36,951)
JP Morgan & Chase Co.	3/4/2020	USD	4,653,845	GBP	3,612,000	—	(22,170)
RBC Capital Markets	3/4/2020	USD	4,094,846	GBP	3,104,000	—	(114,581)
RBC Capital Markets	3/4/2020	USD	59,247,653	GBP	46,383,620	230,155	—
Citigroup Global Markets	3/4/2020	USD	1,141,492	NOK	10,811,900	7,691	—
JP Morgan & Chase Co.	3/4/2020	USD	2,290,574	NOK	21,695,691	15,433	—
RBC Capital Markets	3/4/2020	USD	169,296	NOK	1,578,100	—	(1,562)
RBC Capital Markets	3/4/2020	USD	2,149,383	NOK	20,358,200	14,465	—
RBC Capital Markets	3/4/2020	USD	282,153	NOK	2,630,100	—	(2,603)
Citigroup Global Markets	3/4/2020	USD	4,400,711	SEK	42,662,250	39,851	—
JP Morgan & Chase Co.	3/4/2020	USD	10,377,503	SEK	100,605,836	94,199	—
JP Morgan & Chase Co.	3/4/2020	USD	1,263,053	SEK	12,385,900	26,151	—
RBC Capital Markets	3/4/2020	USD	757,826	SEK	7,431,600	15,703	—
RBC Capital Markets	3/4/2020	USD	10,901,842	SEK	105,689,000	98,949	—
Bank of America	4/3/2020	CHF	3,616,000	USD	3,743,465	—	(13,819)
Citigroup Global Markets	4/3/2020	CHF	6,480,000	USD	6,709,151	—	(24,035)
JP Morgan & Chase Co.	4/3/2020	CHF	41,655,522	USD	43,126,659	—	(156,428)
RBC Capital Markets	4/3/2020	CHF	40,767,617	USD	42,209,930	—	(150,559)
Bank of America	4/3/2020	DKK	7,805,000	USD	1,149,459	—	(6,258)
Citigroup Global Markets	4/3/2020	DKK	35,513,500	USD	5,230,920	—	(27,703)
JP Morgan & Chase Co.	4/3/2020	DKK	39,291,342	USD	5,787,455	—	(30,568)
RBC Capital Markets	4/3/2020	DKK	44,856,100	USD	6,606,930	—	(35,088)
Bank of America	4/3/2020	EUR	4,200,000	USD	4,621,890	—	(24,717)
Citigroup Global Markets	4/3/2020	EUR	16,555,000	USD	18,219,605	—	(95,771)

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(i)	Depreciation(i)
JP Morgan & Chase Co.	4/3/2020	EUR	103,933,223	USD	114,374,043	$—	$(610,919)
RBC Capital Markets	4/3/2020	EUR	153,651,273	USD	169,096,299	—	(893,482)
Bank of America	4/3/2020	GBP	3,030,000	USD	3,873,416	—	(15,301)
Citigroup Global Markets	4/3/2020	GBP	15,780,054	USD	20,172,432	—	(79,768)
JP Morgan & Chase Co.	4/3/2020	GBP	55,808,950	USD	71,342,757	—	(282,726)
RBC Capital Markets	4/3/2020	GBP	46,383,620	USD	59,294,501	—	(234,467)
Citigroup Global Markets	4/3/2020	NOK	10,811,900	USD	1,141,610	—	(7,697)
JP Morgan & Chase Co.	4/3/2020	NOK	21,695,691	USD	2,290,818	—	(15,437)
RBC Capital Markets	4/3/2020	NOK	20,358,200	USD	2,149,602	—	(14,478)
Citigroup Global Markets	4/3/2020	SEK	42,662,250	USD	4,406,756	—	(40,374)
JP Morgan & Chase Co.	4/3/2020	SEK	100,605,836	USD	10,392,258	—	(94,936)
RBC Capital Markets	4/3/2020	SEK	105,689,000	USD	10,917,045	—	(100,021)
RBC Capital Markets	4/3/2020	USD	8,721,466	CHF	8,423,000	30,637	—
RBC Capital Markets	4/3/2020	USD	875,032	DKK	5,940,000	4,527	—
RBC Capital Markets	4/3/2020	USD	28,854,194	EUR	26,217,000	150,590	—
JP Morgan & Chase Co.	4/3/2020	USD	17,574,440	GBP	13,747,000	68,528	—
JP Morgan & Chase Co.	4/3/2020	USD	512,332	NOK	4,852,000	3,436	—
RBC Capital Markets	4/3/2020	USD	1,720,127	SEK	16,651,000	15,580	—
Total unrealized appreciation (depreciation)						$11,087,465	$(3,194,768)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$546,830,752	$—	$77,905	$546,908,657
Preferred Stocks	4,697,303	—	—	4,697,303
Exchange Traded Funds	977,888	—	—	977,888
Rights	8,230	—	—	8,230
Short-Term Investments(j)	28,113,144	—	—	28,113,144
Derivatives(k)
Forward Foreign Currency Contracts	—	11,087,465	—	11,087,465
TOTAL	$580,627,317	$11,087,465	$77,905	$591,792,687

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(3,194,768)	$—	$(3,194,768)
Futures Contracts	(967,505)	—	—	(967,505)
TOTAL	$(967,505)	$(3,194,768)	$—	$(4,162,273)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 29, 2020, the amount of transfers from Level 1 to Level 3 was $300,531. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.